Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions and divestitures
Summary of results for the years and the cash flows of discontinued operations

Income statement

	Year ended December 31
	2018	2017
Discontinued operations
Net operating revenue	121	1,746
Cost of goods sold and services rendered	(120)	(1,605)
Operating expenses	(4)	(141)
Impairment of non-current assets	(124)	(885)
Operating loss	(127)	(885)
Financial Results, net	(5)	(28)
Equity results in associates and joint ventures	—	(2)
Loss before income taxes	(132)	(915)
Income taxes	40	102
Loss from discontinued operations	(92)	(813)
Loss attributable to noncontrolling interests	—	(7)
Loss attributable to Vale's stockholders	(92)	(806)

Statement of cash flow

	Year ended December 31
	2018	2017
Discontinued operations
Net cash provided by (used in) operating activities	(37)	87
Net cash used in investing activities	(9)	(305)
Net cash used in financing activities	—	(34)
Net cash used in discontinued operations	(46)	(252)

Ferrous Resources Limited
Acquisitions and divestitures
Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

August 1, 2019
Acquired assets	706
Cash and cash equivalents	95
Accounts receivable	29
Inventories	10
Intangibles	5
Property, plant and equipment	427
Others	140
Assumed liabilities	(216)
Net identifiable assets acquired	490
Fair value adjustment on PP&E	52
Deferred tax liability	(17)
Total identifiable net assets at fair value	525

August 1, 2019
Cash consideration transferred	525
(-) Balances acquired
Cash and cash equivalents	95
Net cash outflow	430

New Steel
Acquisitions and divestitures
Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

January 24, 2019
Acquired assets	18
Intangibles (note 18)	1
Other assets	17
Net identifiable assets acquired	18
Fair value adjustment of intangible research and development asset (note 18)	723
Deferred tax liability	(245)
Total identifiable net assets at fair value	496